Fair Values of Assets and Liabilities - Differences Between Aggregate Fair Value Carrying Amount of MLHFS for which Fair Value Option has been Elected and Aggregate Unpaid Principal Amount Contractually Obligated to Receive at Maturity (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value carrying amount, total loans	$ 2,035	$ 3,534
Fair value carrying amount, nonaccrual loans	2	1
Fair value carrying amount, loans 90 days or more past due		1
Aggregate unpaid principal, total loans	1,972	3,434
Aggregate unpaid principal, nonaccrual loans	2	2
Aggregate unpaid principal, loans 90 days or more past due		1
Carrying amount over (under) unpaid principal, total loans	63	100
Carrying amount over (under) unpaid principal, nonaccrual loans		(1)
Carrying amount over (under) unpaid principal, loans 90 days or more past due	$ 0	$ 0